Gotham 1000 Value ETF

SCHEDULE OF INVESTMENTS December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Advertising - 0.5%
The Interpublic Group of Company, Inc.	3,534	$117,717
Omnicom Group, Inc.	1,335	108,896
		226,613
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (1)	1,441	80,595
General Dynamics Corp.	133	32,999
L3Harris Technologies, Inc.	510	106,187
Lockheed Martin Corp.	259	126,001
Moog, Inc. - Class A	621	54,499
		400,281
Agriculture - 1.4%
Altria Group, Inc.	4,072	186,131
Archer-Daniels-Midland Co. (2)	1,659	154,038
Bunge Ltd.	2,391	238,550
Philip Morris International, Inc.	822	83,195
		661,914
Apparel - 0.3%
Crocs, Inc. (1)(2)	542	58,769
Steven Madden Ltd.	1,232	39,375
Tapestry, Inc.	599	22,810
		120,954
Auto Manufacturers - 0.6%
Ford Motor Co.	10,110	117,580
General Motors Co.	4,577	153,970
		271,550
Auto Parts & Equipment - 0.6%
Adient PLC (1)	1,501	52,070
Allison Transmission Holdings, Inc.	3,634	151,174
BorgWarner, Inc.	1,596	64,239
		267,483
Banks - 4.2%
Bank of America Corp.	393	13,016
Bank of Montreal	1,597	144,688
The Bank of Nova Scotia (2)	2,374	116,278
Bank OZK	619	24,797
Canadian Imperial Bank of Commerce	1,845	74,630
Cathay General Bancorp	111	4,528
Citigroup, Inc.	1,722	77,886
Comerica, Inc. (2)	176	11,765
East West Bancorp, Inc.	708	46,657
Eastern Bankshares, Inc.	5,215	89,959
First BanCorp/Puerto R co.	6,264	79,678
First Republic Bank (2)	627	76,425
The Goldman Sachs Group, Inc.	20	6,867
Hancock Whitney Corp.	3,399	164,478
Huntington Bancshares, Inc.	3,406	48,025
KeyCorp	3,088	53,793
Northern Trust Corp.	269	23,804
PacWest Bancorp	2,020	46,359
Pinnacle Financial Partners, Inc.	319	23,415
The PNC Financial Services Group, Inc.	318	50,225
Signature Bank (2)	1,163	134,001
SouthState Corp. (2)	528	40,318
SVB Financial Group (1)	487	112,078
Synovus Financial Corp.	934	35,072
The Toronto-Dominion Bank (2)	1,143	74,021
Truist Financial Corp.	2,502	107,661
U.S. Bancorp (2)	615	26,820
UMB Financial Corp.	873	72,913
Umpqua Holdings Corp.	2,202	39,306
Wells Fargo & Co.	1,207	49,837
Western Alliance Bancorp	2,127	126,684
		1,995,984
Beverages - 0.7%
The Boston Beer Co., Inc. - Class A (1)	275	90,618
Coca-Cola Consolidated, Inc.	265	135,776
Molson Coors Brewing Co. - Class B	2,045	105,358
		331,752
Biotechnology - 3.8%
Amgen, Inc.	413	108,470
Biogen, Inc. (1)	397	109,937
Exelixis, Inc. (1)(2)	12,320	197,613
Gilead Sciences, Inc.	1,932	165,862
Horizon Therapeutics PLC (1)	1,167	132,804
Incyte Corp. (1)	374	30,040
Maravai LifeSciences Holdings, Inc. (1)	10,951	156,709
Moderna, Inc. (1)	1,255	225,423
Regeneron Pharmaceuticals, Inc. (1)	283	204,182
United Therapeutics Corp. (1)	510	141,826
Vertex Pharmaceuticals, Inc. (1)	431	124,464
Vir Biotechnology, Inc. (1)	9,012	228,094
		1,825,424
Building Materials - 2.8%
Armstrong World Industries, Inc.	1,511	103,639
Boise Cascade Co.	2,333	160,207
Builders FirstSource, Inc. (1)(2)	2,941	190,812
Eagle Materials, Inc.	1,080	143,478
Fortune Brands Innovations, Inc.	293	16,733
Louisiana-Pacific Corp.	3,044	180,205
Masco Corp.	1,866	87,086
Owens Corning (2)	1,973	168,297
Simpson Manufacturing Co., Inc.	144	12,767
Summit Materials, Inc. - Class A (1)	589	16,725
Trex Co., Inc. (1)	636	26,922
UFP Industries, Inc.	2,786	220,791
		1,327,662
Chemicals - 4.9%
Celanese Corp.	1,492	152,542
CF Industries Holdings, Inc.	2,790	237,708
The Chemours Co.	4,813	147,374
Dow, Inc.	3,845	193,750
Eastman Chemical Co.	2,042	166,300
FMC Corp.	123	15,350
Huntsman Corp.	7,585	208,436
Ingevity Corp. (1)	734	51,703
Linde PLC	21	6,850
LyondellBasell Industries NV - Class A	2,530	210,066
Methanex Corp.	313	11,850
The Mosaic Co.	4,738	207,856
Nutrien Ltd. (1)	3,097	226,174
Olin Corp.	3,839	203,237
Tronox Holdings PLC	3,928	53,853
Valvoline, Inc.	1,137	37,123
Westlake Corp.	1,867	191,442
		2,321,614
Coal - 1.1%
Alpha Metallurgical Resources, Inc.	1,190	174,204
Arch Resources, Inc. - Class A (2)	1,647	235,175
CONSOL Energy, Inc.	1,707	110,955
		520,334
Commercial Services - 3.2%
AMN Healthcare Services, Inc. (1)	1,952	200,705
Booz Allen Hamilton Holding Corp.	55	5,748
Colliers International Group, Inc.	844	77,682
Euronet Worldwide, Inc. (1)	1,524	143,835
FleetCor Technologies, Inc. (1)	493	90,554
Gartner, Inc. (1)	66	22,185
Global Payments, Inc.	475	47,177
Graham Holdings Co. - Class B	141	85,193
Grand Canyon Education, Inc. (1)	347	36,664
Insperity, Inc.	140	15,904
John Wiley & Sons, Inc. - Class A	312	12,499
Korn Ferry	3,186	161,275
ManpowerGroup, Inc.	1,044	86,871
PayPal Holdings, Inc. (1)	740	52,703
Ritchie Bros Auctioneers, Inc.	642	37,127
Robert Half International, Inc.	2,336	172,467
Service Corp. International	207	14,312
TriNet Group, Inc. (1)	2,631	178,382
WEX, Inc. (1)	698	114,228
		1,555,511
Computers - 2.5%
Accenture PLC - Class A (2)	194	51,767
Amdocs Ltd. (1)	62	5,636
CACI International, Inc. - Class A (1)	414	124,444
CGI, Inc. - Class A (1)	1,237	106,543
Dell Technologies, Inc. - Class C	4,182	168,200
DXC Technology Co. (1)	4,953	131,255
Hewlett Packard Enterprise Co.	1,565	24,977
HP, Inc.	4,782	128,492
Insight Enterprises, Inc. (1)	176	17,648
International Business Machines Corp. (2)	272	38,322
Leidos Holdings, Inc.	1,174	123,493
Maximus, Inc.	1,582	116,008
NetApp, Inc.	1,582	95,015
Science Applications International Corp.	571	63,341
		1,195,141
Cosmetics & Personal Care - 0.0%(4)
Olaplex Holdings, Inc. (1)	4,248	22,132

Distribution & Wholesale - 0.6%
IAA, Inc. (1)	2,912	116,480
LKQ Corp.	2,057	109,864
Univar Solutions, Inc. (1)	1,368	43,503
Watsco, Inc.	123	30,676
		300,523
Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.	480	76,046
Ally Financial, Inc.	6,753	165,111
Ameriprise Financial, Inc.	11	3,425
Capital One Financial Corp.	1,711	159,055
Cohen & Steers, Inc.	684	44,159
Credit Acceptance Corp. (1)(2)	19	9,014
Discover Financial Services	1,147	112,211
Enact Holdings, Inc.	1,999	48,216
Evercore, Inc. - Class A	841	91,736
Franklin Resources, Inc.	368	9,708
Hamilton Lane, Inc. - Class A	275	17,567
Intercorp Financial Services, Inc.	308	7,238
Invesco Ltd.	1,792	32,238
Janus Henderson Group PLC	449	10,560
Moelis & Co. - Class A	240	9,209
Mr Cooper Group, Inc. (1)(2)	4,658	186,925
Nelnet, Inc. - Class A	859	77,954
OneMain Holdings, Inc.	2,386	79,478
Radian Group, Inc.	10,373	197,813
SLM Corp.	1,502	24,933
Synchrony Financial	2,789	91,647
TPG, Inc. - Class A	1,014	28,220
The Western Union Co.	14,609	201,166
		1,683,629
Electric - 0.6%
The AES Corp.	362	10,411
Constellation Energy Corp.	918	79,141
Exelon Corp.	2,491	107,686
NRG Energy, Inc.	311	9,896
Otter Tail Corp.	978	57,418
		264,552
Electrical Components & Equipment - 0.5%
Belden, Inc.	52	3,739
Emerson Electric Co.	446	42,843
Encore Wire Corp.	1,385	190,520
Littelfuse, Inc.	84	18,497
		255,599
Electronics - 1.5%
Atkore, Inc. (1)	1,612	182,833
Hubbell, Inc.	139	32,621
Jabil, Inc.	2,540	173,228
Sanmina Corp. (1)	1,135	65,024
TE Connectivity Ltd.	878	100,794
Vishay Intertechnology, Inc.	8,400	181,188
		735,688
Engineering & Construction - 0.2%
Arcosa, Inc.	161	8,749
EMCOR Group, Inc.	342	50,654
TopBuild Corp. (1)	93	14,553
		73,956
Entertainment - 0.8%
International Game Technology PLC	2,622	59,467
Light & Wonder, Inc. (1)	1,882	110,285
Penn Entertainment, Inc. (1)	2,529	75,111
SeaWorld Entertainment, Inc. (1)	2,711	145,066
		389,929
Food - 2.8%
Albertsons Companies, Inc. - Class A	10,698	221,877
Cal-Maine Foods, Inc.	3,814	207,672
Campbell Soup Co.	498	28,262
Conagra Brands, Inc.	368	14,242
General Mills, Inc.	171	14,338
Kellogg Co. (2)	1,447	103,084
The Kraft Heinz Co.	2,179	88,707
The Kroger Co. (2)	3,878	172,881
Pilgrim’s Pride Corp. (1)(2)	8,999	213,546
Post Holdings, Inc. (1)	82	7,401
Sprouts Farmers Market, Inc. (1)(2)	5,172	167,418
Tyson Foods, Inc. - Class A	1,759	109,498
		1,348,926
Forest Products & Paper - 0.7%
International Paper Co.	4,922	170,449
West Fraser Timber Co Ltd.	2,178	157,447
		327,896
Gas - 0.3%
National Fuel Gas Co.	2,592	164,074

Hand & Machine Tools - 0.3%
Lincoln Electric Holdings, Inc. (2)	578	83,515
Snap-on, Inc. (2)	262	59,865
		143,380
Healthcare - Products - 1.3%
Abbott Laboratories	148	16,249
Avantor, Inc. (1)	221	4,661
The Cooper Companies, Inc.	44	14,549
DENTSPLY SIRONA, Inc.	4,191	133,441
Hologic, Inc. (1)	807	60,372
Lantheus Holdings, Inc. (1)	2,641	134,585
Medtronic PLC	64	4,974
QIAGEN NV (1)	3,256	162,377
Teleflex, Inc. (2)	118	29,456
Zimmer Biomet Holdings, Inc. (2)	511	65,153
		625,817
Healthcare - Services - 2.3%
Amedisys, Inc. (1)	839	70,090
Centene Corp. (1)	1,906	156,311
Chemed Corp.	66	33,688
DaVita, Inc. (1)	2,787	208,105
Elevance Health, Inc. (2)	66	33,856
HCA Healthcare, Inc. (2)	226	54,231
Humana, Inc. (2)	114	58,390
Laboratory Corp. of America Holdings	355	83,596
Molina Healthcare, Inc. (1)(2)	244	80,574
Quest Diagnostics, Inc.	877	137,198
Signify Health, Inc. - Class A (1)	3,423	98,103
Syneos Health, Inc. (1)	2,668	97,862
		1,112,004
Home Builders - 1.0%
LCI Industries	1,308	120,925
Skyline Champion Corp. (1)	2,975	153,242
Thor Industries, Inc. (2)	2,527	190,763
		464,930
Home Furnishings - 0.6%
Leggett & Platt, Inc.	3,270	105,392
Whirlpool Corp.	1,113	157,445
		262,837
Household Products & Wares - 0.0%(4)
Avery Dennison Corp.	68	12,308

Insurance - 4.1%
American Equity Investment Life Holding Co.	5,239	239,003
American International Group, Inc.	3,860	244,106
Axis Capital Holdings Ltd.	1,193	64,625
Brighthouse Financial, Inc. (1)	1,194	61,216
CNO Financial Group, Inc.	3,752	85,733
Equitable Holdings, Inc.	3,032	87,018
Essent Group Ltd.	3,942	153,265
Fidelity National Financial, Inc.	1,956	73,585
Jackson Financial, Inc.	2,612	90,872
Loews Corp.	3,544	206,722
Manulife Financial Corp.	5,833	104,061
MGIC Investment Corp.	11,556	150,228
Principal Financial Group, Inc.	2,352	197,380
RLI Corp.	1,598	209,769
Ryan Specialty Holdings, Inc. - Class A (1)	392	16,272
		1,983,855
Internet - 1.2%
Airbnb, Inc. - Class A (1)	273	23,341
Alphabet, Inc. - Class A (1)	981	86,554
Booking Holdings, Inc. (1)	51	102,779
CDW Corp.	117	20,894
eBay, Inc.	3,216	133,368
Expedia Group, Inc. - Class A (1)	1,607	140,773
F5, Inc. (1)	178	25,545
Match Group, Inc. (1)	1,049	43,523
Ziff Davis, Inc. (1)	54	4,271
		581,048
Investment Companies - 0.3%
Blackstone Secured Lending Fund	1,850	41,347
Main Street Capital Corp.	3,224	119,127
		160,474
Iron & Steel - 2.0%
Cleveland-Cliffs, Inc. (1)	6,303	101,541
Commercial Metals Co. (2)	1,264	61,051
Nucor Corp.	1,483	195,474
Reliance Steel & Aluminum Co.	925	187,257
Steel Dynamics, Inc. (2)	2,261	220,900
United States Steel Corp. (2)	8,559	214,403
		980,626
Lodging - 1.7%
Boyd Gaming Corp.	2,842	154,974
Choice Hotels International, Inc.	934	105,206
Hilton Worldwide Holdings, Inc.	412	52,060
Hyatt Hotels Corp. - Class A (1)	1,723	155,845
Marriott International, Inc. - Class A	584	86,952
MGM Resorts International	3,471	116,383
Wyndham Hotels & Resorts, Inc.	2,008	143,191
		814,611
Machinery - Diversified - 0.7%
Crane Holdings Co. (2)	1,436	144,246
Enovis Corp. (1)	3,774	201,985
Otis Worldwide Corp.	145	11,355
		357,586
Media - 3.0%
Cable One, Inc.	226	160,880
Charter Communications, Inc. - Class A (1)	434	147,169
Comcast Corp. - Class A	5,002	174,920
Fox Corp. - Class A (2)	5,903	179,274
News Corp. - Class A	7,819	142,306
The New York Times Co. - Class A	219	7,109
Nexstar Media Group, Inc.	1,143	200,059
Sirius XM Holdings, Inc. (2)	16,350	95,484
TEGNA, Inc.	12,046	255,255
ViacomCBS, Inc. - Class B (2)	3,309	55,856
		1,418,312
Metal Fabricate & Hardware - 0.7%
Advanced Drainage Systems, Inc.	1,412	115,742
Mueller Industries, Inc. (2)	3,683	217,297
		333,039
Mining - 2.4%
Alcoa Corp. (2)	1,882	85,574
Barrick Gold Corp.	8,292	142,457
Franco-Nevada Corp.	858	117,100
Freeport-McMoRan, Inc.	4,218	160,284
Kinross Gold Corp.	4,596	18,798
Newmont Corp.	1,277	60,274
Southern Copper Corp. (2)	2,233	134,851
SSR Mining, Inc.	437	6,848
Teck Resources Ltd. - Class B (2)	6,187	233,992
Yamana Gold, Inc.	30,585	169,747
		1,129,925
Miscellaneous Manufacturers - 1.3%
3M Co.	1,188	142,465
Carlisle Companies, Inc.	453	106,749
Donaldson Co., Inc.	1,011	59,518
General Electric Co.	1,015	85,047
Hillenbrand, Inc.	1,838	78,427
Teledyne Technologies, Inc. (1)	192	76,783
Textron, Inc. (2)	1,194	84,535
		633,524
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)(2)	136	34,872

Oil & Gas - 13.1%
Antero Resources Corp. (1)	6,215	192,603
APA Corp.	3,995	186,487
California Resources Corp.	2,579	112,212
Canadian Natural Resources Ltd.	4,045	224,619
Cenovus Energy, Inc.	8,073	156,697
Chevron Corp.	1,299	233,158
CNX Resources Corp. (1)(2)	13,293	223,854
Comstock Resources, Inc.	9,186	125,940
ConocoPhillips	1,943	229,274
Crescent Point Energy Corp.	21,778	155,713
CVR Energy, Inc.	6,121	191,832
Denbury, Inc. (1)	1,814	157,854
Devon Energy Corp.	2,623	161,341
Diamondback Energy, Inc. (2)	1,139	155,792
Enerplus Corp.	8,533	150,607
EOG Resources, Inc.	1,569	203,217
EQT Corp.	4,786	161,910
Exxon Mobil Corp.	2,290	252,587
Hess Corp.	534	75,732
Imperial Oil Ltd.	4,783	233,123
Kosmos Energy Ltd. (1)	27,505	174,932
Marathon Oil Corp.	7,779	210,578
Marathon Petroleum Corp.	2,137	248,725
Murphy Oil Corp.	4,403	189,373
Occidental Petroleum Corp.	2,594	163,396
Ovintiv, Inc.	3,994	202,536
Phillips 66	2,246	233,764
Pioneer Natural Resources Co.	769	175,632
Range Resources Corp.	7,783	194,731
Southwestern Energy Co. (1)	24,573	143,752
Suncor Energy, Inc.	7,602	241,211
Valero Energy Corp.	2,020	256,257
Vermilion Energy, Inc. (2)	11,915	210,896
Weatherford International PLC (1)	873	44,453
		6,274,788
Oil & Gas Services - 0.5%
Baker Hughes Co. - Class A	387	11,428
NexTier Oilfield Solutions, Inc. (1)	2,235	20,651
TechnipFMC PLC (1)	15,526	189,262
		221,341
Packaging & Containers - 2.1%
Amcor PLC	4,024	47,926
AptarGroup, Inc. (2)	781	85,894
Berry Global Group, Inc.	3,268	197,485
Greif, Inc. - Class A	2,772	185,890
O-I Glass, Inc. (1)	4,411	73,090
Packaging Corp. of America	869	111,154
Sealed Air Corp.	1,587	79,160
Silgan Holdings, Inc.	2,041	105,805
Westrock Co.	3,748	131,780
		1,018,184
Pharmaceuticals - 4.1%
AbbVie, Inc.	622	100,521
AbCellera Biologics, Inc. (1)(2)	7,165	72,581
AmerisourceBergen Corp.	373	61,810
Bausch Health Companies Inc. (1)	6,993	43,916
Bristol-Myers Squibb Co.	1,212	87,203
Cardinal Health, Inc.	2,455	188,716
Cigna Corp.	266	88,136
CVS Health Corp.	1,692	157,678
Elanco Animal Health, Inc. (1)	7,895	96,477
Jazz Pharmaceuticals PLC (1)	1,331	212,042
Johnson & Johnson	310	54,762
McKesson Corp.	147	55,143
Merck & Co., Inc.	795	88,205
Option Care Health, Inc. (1)	178	5,356
Organon & Co.	5,437	151,855
Pfizer, Inc.	4,414	226,173
Prestige Consumer Healthcare, Inc. (1)	1,497	93,712
Viatris, Inc.	17,704	197,046
		1,981,332
Pipelines - 0.8%
Cheniere Energy, Inc.	1,529	229,289
Equitrans Midstream Corp.	10,717	71,804
Kinder Morgan, Inc.	269	4,863
ONEOK, Inc.	424	27,857
Pembina Pipeline Corp.	928	31,506
		365,319
Private Equity - 0.5%
Brookfield Corp.	5,125	161,233
The Carlyle Group, Inc.	1,893	56,487
		217,720
Real Estate - 1.3%
CBRE Group, Inc. - Class A (1)	883	67,956
Cushman & Wakefield PLC (1)	13,687	170,540
The Howard Hughes Corp. (1)	1,962	149,936
Jones Lang LaSalle, Inc. (1)	911	145,186
Tricon Residential, Inc.	9,611	74,101
		607,719
Real Estate Investment Trusts (REITs) - 0.3%
Weyerhaeuser Co.	5,056	156,736

Retail - 5.0%
Academy Sports & Outdoors, Inc. (2)	1,818	95,518
AutoNation, Inc. (1)	1,926	206,660
AutoZone, Inc. (1)(2)	10	24,662
Bath & Body Works, Inc. (2)	1,980	83,437
Best Buy Co., Inc. (2)	1,809	145,100
CarMax, Inc. (1)	2,541	154,722
Casey’s General Stores, Inc.	541	121,373
Dick’s Sporting Goods, Inc. (2)	549	66,039
Dillard’s, Inc. - Class A (2)	339	109,565
Group 1 Automotive, Inc.	1,053	189,930
Lowe’s Companies, Inc.	581	115,758
Macy’s, Inc. (2)	2,222	45,884
McDonald’s Corp.	314	82,748
MSC Industrial Direct Co., Inc. - Class A	240	19,608
Murphy USA, Inc.	754	210,773
Nordstrom, Inc.	8,218	132,639
O’Reilly Automotive, Inc. (1)	34	28,697
Papa John’s International, Inc.	292	24,035
Penske Automotive Group, Inc. (2)	1,316	151,248
Restaurant Brands International, Inc.	1,012	65,446
Ross Stores, Inc. (2)	618	71,731
The TJX Companies, Inc.	572	45,531
Ulta Beauty, Inc. (1)	23	10,789
Victoria’s Secret & Co. (1)	417	14,920
Walgreens Boots Alliance, Inc.	1,343	50,174
Williams-Sonoma, Inc. (2)	1,004	115,380
		2,382,367
Savings & Loans - 0.5%
New York Community Bancorp, Inc.	18,898	162,523
Pacific Premier Bancorp, Inc.	2,127	67,128
		229,651
Semiconductors - 2.1%
Amkor Technology, Inc. (2)	103	2,470
Applied Materials, Inc.	581	56,578
Broadcom, Inc.	141	78,837
IPG Photonics Corp. (1)	1,207	114,267
KLA Corp.	117	44,112
Lam Research Corp.	221	92,886
MaxLinear, Inc. (1)	1,882	63,894
Microchip Technology, Inc.	729	51,212
NXP Semiconductors NV	667	105,406
ON Semiconductor Corp. (1)(2)	980	61,123
Power Integrations, Inc.	575	41,239
Qorvo, Inc. (1)	1,000	90,640
QUALCOMM, Inc.	731	80,366
Semtech Corp. (1)	1,184	33,969
Synaptics, Inc. (1)	756	71,941
Teradyne, Inc.	256	22,362
Texas Instruments, Inc.	106	17,513
		1,028,815
Software - 1.5%
Akamai Technologies, Inc. (1)	1,524	128,473
Concentrix Corp. (2)	904	120,377
Dropbox, Inc. - Class A (1)	3,020	67,587
Electronic Arts, Inc.	166	20,282
Fidelity National Information Services, Inc.	148	10,042
Fiserv, Inc. (1)	605	61,147
Jack Henry & Associates, Inc.	173	30,372
Open Text Corp.	1,927	57,116
Salesforce, Inc. (1)	32	4,243
SS&C Technologies Holdings, Inc.	2,414	125,673
Teradata Corp. (1)	1,950	65,637
Verra Mobility Corp. (1)	1,565	21,644
		712,593
Telecommunications - 1.8%
AT&T, Inc.	6,368	117,235
BCE, Inc.	572	25,139
Cisco Systems, Inc.	2,164	103,093
Corning, Inc.	4,451	142,165
Iridium Communications, Inc.	174	8,944
Lumen Technologies, Inc. (2)	39,251	204,890
T-Mobile US, Inc. (1)	778	108,920
Verizon Communications, Inc.	3,034	119,540
Viavi Solutions, Inc. (1)	3,387	35,597
		865,523
Transportation - 4.1%
C.H. Robinson Worldwide, Inc. (2)	2,471	226,245
Expeditors International of Washington, Inc.	2,129	221,246
FedEx Corp.	65	11,258
Forward Air Corp.	902	94,611
Hub Group, Inc. - Class A (1)	1,959	155,721
Knight-Swift Transportation Holdings, Inc. (2)	2,882	151,046
Landstar System, Inc.	1,195	194,665
Matson, Inc.	2,997	187,342
Norfolk Southern Corp.	268	66,040
Ryder System, Inc.	1,386	115,828
Schneider National, Inc. - Class B	3,742	87,563
TFI International, Inc.	1,653	165,697
Union Pacific Corp.	194	40,172
United Parcel Service, Inc. - Class B	805	139,941
XPO, Inc. (1)(2)	3,397	113,086
		1,970,461
Total Common Stocks
(Cost $46,571,775)		47,670,818

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.100% (3)	63,511	63,511
Total Short-Term Investments
(Cost $63,511)		63,511

Investments Purchased with Collateral from Securities Lending - 12.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.560% (3)	6,041,970	6,041,970
Total Investments Purchased with Collateral from Securities Lending
(Cost $6,041,970)		6,041,970

Total Investments in Securities - 112.3%
(Cost $52,677,256)		53,776,299
Liabilities in excess of Other assets - (12.3)%		(5,873,132)
Total Net Assets - 100.0%		$47,903,167

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of December 31, 2022. Total loaned securities had a value of $5,871,025 or 12.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Gotham 1000 Value ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$47,670,818	$–	$–	$47,670,818
Short-Term Investments	–	63,511	–	–	63,511
Investments Purchased With Collateral From Securities Lending (2)	6,041,970	–	–	–	6,041,970
Total Investments in Securities	$6,041,970	$47,734,329	$–	$–	$53,776,299

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.